Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	520,000	339,459
Options outstanding, weighted average exercise price	$ 4.22	$ 4.61
Number of options exercisable	166,875
Options exercisable, weighted average exercise price	$ 5.95
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	520,000
Options outstanding, Weighted average remaining contractual life	5 years 4 months 28 days
Options outstanding, weighted average exercise price	$ 5.41
Number of options exercisable	166,875
Options exercisable, weighted average exercise price	$ 5.95
Employee Stock Option [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	231,500
Options outstanding, Weighted average remaining contractual life	6 years 2 months 12 days
Options outstanding, weighted average exercise price	$ 0.8
Number of options exercisable
Options exercisable, weighted average exercise price
Employee Stock Option [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	26,000
Options outstanding, Weighted average remaining contractual life	3 years 1 month 27 days
Options outstanding, weighted average exercise price	$ 6.14
Number of options exercisable	7,500
Options exercisable, weighted average exercise price	$ 6.14
Employee Stock Option [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	212,500
Options outstanding, Weighted average remaining contractual life	4 years 6 months 7 days
Options outstanding, weighted average exercise price	$ 5.94
Number of options exercisable	159,375
Options exercisable, weighted average exercise price	$ 5.94
Employee Stock Option [Member] | Exercise Price Range Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	25,000
Options outstanding, Weighted average remaining contractual life	6 years 10 months 17 days
Options outstanding, weighted average exercise price	$ 12.00
Number of options exercisable
Options exercisable, weighted average exercise price
Employee Stock Option [Member] | Exercise Price Range Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	25,000
Options outstanding, Weighted average remaining contractual life	6 years 7 months 17 days
Options outstanding, weighted average exercise price	$ 11.50
Number of options exercisable
Options exercisable, weighted average exercise price